CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Current assets:
Cash	$ 120,465	$ 1,946,232
Deposits and other current assets	121,634	37,917
Total current assets	242,099	1,984,149
Property and equipment, net	5,873	8,503
Operating lease right of use asset, net	0	11,968
Intellectual property, net	181,287	50,967
Total assets	429,259	2,055,587
Current liabilities:
Accounts payable and accrued expenses	637,947	368,784
Due to related parties	13,219	14,918
Current portion of note payable, bank	12,819	2,241
Current portion of operating lease liability	0	11,968
Total current liabilities	663,985	397,911
Note payable, bank	48,073	62,741
Total liabilities	712,058	460,652
Commitments and contingencies
Stockholders' equity (deficiency):
Preferred stock, $0.001 par value; authorized -5,000,000 shares; issued - none	0	0
Common stock, $0.001 par value; authorized - 45,000,000 shares; issued and outstanding – 31,127,253 shares and 28,367,525 shares at September 30, 2021 and December 31, 2020, respectively	31,127	28,367
Additional paid-in capital	16,484,266	9,551,507
Accumulated other comprehensive income	4,090	(18,746)
Accumulated deficit	(16,802,282)	(7,966,193)
Total stockholders' equity (deficiency)	(282,799)	1,594,935
Total liabilities and stockholders' equity (deficiency)	$ 429,259	$ 2,055,587